SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Diversified Alpha Fund
Large Cap Disciplined Equity Fund
Large Cap Index Fund
Strategic U.S. Large Cap Fund
Small Cap Fund
Small/Mid Cap Equity Fund
U.S. Managed Volatility Fund
International Equity Fund
World Equity Ex-US Fund
Screened World Equity Ex-US Fund

Emerging Markets Equity Fund
Global Equity Fund
Enhanced LIBOR Opportunities Fund
Core Fixed Income Fund
High Yield Bond Fund
Long Duration Fund
Emerging Markets Debt Fund
Real Return Fund
Ultra Short Duration Bond Fund
Multi-Asset Real Return Fund

Supplement dated July 13, 2012
to the Class A Shares Prospectus dated September 30, 2011

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Emerging Markets Debt Fund's principal investment strategies and principal risks.

Change in Principal Investment Strategies and More Information About Principal Risks for the Emerging Markets Debt Fund

Under the heading "Principal Investment Strategies," in the Fund Summary for the Emerging Markets Debt Fund, the last sentence of the first paragraph is hereby deleted and replaced with the following:

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

In addition, under the sub-section "More Information About Principal Risks," in the section "More Information About Risks," the first sentence of the second paragraph under the paragraph entitled "Foreign Investment/Emerging Markets" is hereby deleted and replaced with the following:

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

There are no other changes to the principal investment strategies or principal risks for the Emerging Markets Debt Fund.

The Prospectus is hereby amended and supplemented to reflect the addition of a secondary benchmark index for the Emerging Markets Debt Fund.

Addition of Secondary Benchmark Index for the Emerging Markets Debt Fund

Under the heading "Average Annual Total Returns (for the periods ended December 31, 2010)," in the Fund Summary for the Emerging Markets Debt Fund, the paragraph and performance table are hereby deleted and replaced with the following:

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 50/50 Blended Benchmark, which consists of the J.P. Morgan EMBI Global Diversified Index (50%) and the J.P. Morgan GBI-EM Global Diversified Index (50%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Emerging Markets Debt Fund	1 Year	5 Years	Since Inception* (12/5/2005)
Return Before Taxes	15.23%	10.03%	10.23%
Return After Taxes on Distributions	13.00%	7.21%	7.41%
Return After Taxes on Distributions and Sale of Fund Shares	9.82%	6.89%	7.06%
J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)	12.24%	8.37%	8.37%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	2.79%	8.62%	9.39%

*  Index returns are shown from December 31, 2005.

There are no other changes in the benchmark indices of the Emerging Markets Debt Fund.

The Prospectus is hereby amended and supplemented to reflect the following additions to the voluntary fee waiver disclosure for the above-listed Funds.

Addition to the Voluntary Fee Waiver Disclosure

In the sub-section entitled "Information About Fee Waivers," in the section entitled "Investment Adviser and Sub-Advisers," the following text and chart are hereby added after the existing chart that describes the Funds' total annual Fund operating expenses for the most recent fiscal year and immediately before the sub-section entitled "Sub-Advisers and Portfolio Managers":

Certain Funds' actual total annual Fund operating expenses for the current fiscal year are expected to be less than such Funds' actual total annual Fund operating expenses for the most recently completed fiscal year because the Funds' adviser and/or the Funds' administrator plans to voluntarily waive a portion of its fees in order to keep investment advisory and administration fees at a specified level. Some Funds may participate in a commission recapture program where the Funds' trades may be executed through the Funds' distributor, and a portion of the commissions paid on those trades will then be used to pay the Funds' expenses. The Funds' adviser and the Funds' administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' actual total annual Fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name—Class A Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, Short Sale Expenses, and Reverse Repurchase Expenses and after commission recapture, if applicable)*
Large Cap Fund	0.47%	0.19%	0.19%	0.19%
Large Cap Diversified Alpha Fund	0.48%	0.25%	0.24%	0.24%
Large Cap Disciplined Equity Fund	0.49%	0.18%	0.16%	0.16%
Large Cap Index Fund	0.24%	0.03%	0.03%	0.03%
Strategic U.S. Large Cap Fund	0.55%	0.55%	0.55%	0.55%
Small Cap Fund	0.73%	0.49%	0.48%	0.48%
Small/Mid Cap Equity Fund	0.73%	0.47%	0.46%	0.46%
U.S. Managed Volatility Fund	0.72%	0.24%	0.24%	0.24%
International Equity Fund	0.64%	0.44%	0.43%	0.43%
World Equity Ex-US Fund	0.64%	0.35%	0.35%	0.35%
Screened World Equity Ex-US Fund	1.07%	0.67%	0.66%	0.66%
Emerging Markets Equity Fund	1.50%	1.50%	1.50%	1.50%
Global Equity Fund	0.85%	0.85%	0.85%	0.85%
Enhanced LIBOR Opportunities Fund	0.64%	0.31%	0.20%	0.20%
Core Fixed Income Fund	0.39%	0.15%	0.14%	0.14%
High Yield Bond Fund	0.57%	0.31%	0.30%	0.30%
Long Duration Fund	0.37%	0.16%	0.16%	0.16%

Fund Name—Class A Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, Short Sale Expenses, and Reverse Repurchase Expenses and after commission recapture, if applicable)*
Emerging Markets Debt Fund	0.93%	0.46%	0.46%	0.46%
Real Return Fund	0.28%	0.10%	0.10%	0.10%
Ultra Short Duration Bond Fund	0.23%	0.15%	0.15%	0.15%
Multi-Asset Real Return Fund	0.92%	0.63%	0.63%	0.63%

*  Acquired fund fees and expenses (AFFE) reflect the estimated amount of fees and expenses that the Funds are expected to incur indirectly through their investments in other investment companies during the current fiscal year, including investments in a portfolio of SEI Alpha Strategy Portfolios, LP.

In addition, for the current fiscal year, due to its voluntary fee waivers discussed above, SIMC is expected to receive investment advisory fees, as a percentage of each Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Expected Investment Advisory Fees After Voluntary Fee Waivers for the current fiscal year
Large Cap Fund	0.400%	0.18%
Large Cap Diversified Alpha Fund	0.400%	0.23%
Large Cap Disciplined Equity Fund	0.400%	0.15%
Large Cap Index Fund	0.170%	0.01%
Small Cap Fund	0.650%	0.46%
Small/Mid Cap Equity Fund	0.650%	0.45%
U.S. Managed Volatility Fund	0.650%	0.22%
International Equity Fund	0.505%	0.35%
World Equity Ex-US Fund	0.550%	0.32%
Screened World Equity Ex-US Fund	0.650%	0.29%
Enhanced LIBOR Opportunities Fund	0.450%	0.18%
Core Fixed Income Fund	0.300%	0.11%
High Yield Bond Fund	0.4875%	0.28%
Long Duration Fund	0.300%	0.14%
Emerging Markets Debt Fund	0.850%	0.43%
Real Return Fund	0.220%	0.09%
Ultra Short Duration Bond Fund	0.150%	0.10%
Multi-Asset Real Return Fund	0.550%*	0.28%*

*  The Multi-Asset Real Return Fund commenced operations on July 28, 2011.

There are no other changes in the voluntary fee waiver disclosure of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-798 (7/12)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap II Fund

Supplement dated July 13, 2012
to the Class A Shares Prospectus dated March 28, 2012

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the voluntary fee waiver disclosure for the Small Cap II Fund.

Change to the Voluntary Fee Waiver Disclosure

In the sub-section entitled "Information About Fee Waivers," in the section entitled "Investment Adviser and Sub-Advisers," the chart disclosing the Fund's voluntary expense limit and the text preceding that chart are hereby deleted and replaced with the following:

The Fund's actual total annual Fund operating expenses for the current fiscal year are expected to be less than the amounts shown in the Annual Fund Operating Expenses table in the Fund Summary section because the Fund's adviser and/or the Fund's administrator plans to voluntarily waive a portion of its fees in order to keep investment advisory and administration fees at a specified level. The Fund's adviser and/or the Fund's administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual Fund operating expenses for the current fiscal year are expected to be as follows:

	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)
Small Cap II Fund	0.80%	0.48%

In addition, for the current fiscal year, due to its voluntary fee waivers discussed above, SIMC is expected to receive investment advisory fees, as a percentage of the Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Expected Investment Advisory Fees After Voluntary Fee Waivers for the current fiscal year
Small Cap II Fund	0.65%	0.46%

There are no other changes in the voluntary fee waiver disclosure of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-799 (7/12)

SEI INSTITUTIONAL INVESTMENTS TRUST

Dynamic Asset Allocation Fund
Long Duration Corporate Bond Fund

Supplement dated July 13, 2012
to the Class A Shares Prospectus dated April 24, 2012

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the secondary benchmark indices for the Dynamic Asset Allocation Fund and the voluntary fee waiver disclosure for the Dynamic Asset Allocation and Long Duration Corporate Bond Funds.

Change in Secondary Benchmark Indices for the Dynamic Asset Allocation Fund

Under the heading "Average Annual Total Returns (for the periods ended December 31, 2011)," in the Fund Summary for the Dynamic Asset Allocation Fund, the paragraphs and performance table are hereby deleted and replaced with the following:

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 80/10/10 Blended Benchmark, which consists of the S&P 500 Index (80%), the iBoxx $ Liquid High Yield Index (10%) and the J.P. Morgan EMBI Global Core Index (10%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Dynamic Asset Allocation Fund—Class A Shares	1 Year	Since Inception (7/30/2010)
Return Before Taxes	2.58%	7.58%
Return After Taxes on Distributions	1.50%	6.48%
Return After Taxes on Distributions and Sale of Fund Shares	2.26%	6.08%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	2.11%	12.14%
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	7.71%	10.45%

There are no other changes in the secondary benchmark indices of the Dynamic Asset Allocation Fund.

Revisions to the Voluntary Fee Waiver Disclosure for the Dynamic Asset Allocation and Long Duration Corporate Bond Funds

In the sub-section entitled "Information About Fee Waivers," in the section entitled "Investment Adviser and Sub-Advisers," the text and chart relating to the Long Duration Corporate Bond Fund's expected total annual Fund operating expenses for the current fiscal year are hereby deleted and replaced with the following:

Each Fund's actual total annual Fund operating expenses for the current fiscal year are expected to be less than the amount shown in such Fund's Annual Fund Operating Expenses table in its Fund Summary section because the Funds' adviser and/or the Funds' administrator plans to voluntarily waive a portion of its fees in order to keep investment advisory and administration fees at a specified level. The Dynamic Asset Allocation Fund may participate in a commission recapture program where the Fund's trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades will then be used to pay the Fund's expenses. The Funds' adviser and the Funds' administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' actual total annual Fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name—Class A Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, Short Sale Expenses, and Reverse Repurchase Expenses and after commission recapture, applicable)*
Dynamic Asset Allocation Fund	0.78%	0.19%	0.08%	0.08%
Long Duration Corporate Bond Fund	0.40%	0.20%	0.20%	0.20%

*  Acquired fund fees and expenses (AFFE) reflect the estimated amount of fees and expenses that the Fund is expected to incur indirectly through its investments in other investment companies during the current fiscal year.

In addition, for the current fiscal year, due to its voluntary fee waivers discussed above, SIMC is expected to receive investment advisory fees, as a percentage of each Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Expected Investment Advisory Fees After Voluntary Fee Waivers for the current fiscal year
Dynamic Asset Allocation Fund	0.60%	0.06%
Long Duration Corporate Bond Fund	0.30%	0.14%

There are no other changes in the voluntary fee waiver disclosure of the Dynamic Asset Allocation and Long Duration Corporate Bond Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-800 (7/12)

SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Debt Fund

Supplement dated July 13, 2012
to the Statement of Additional Information ("SAI") dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following change in the investment policies of the Emerging Markets Debt Fund.

Change in Investment Policies of the Emerging Markets Debt Fund

Under the heading "Emerging Markets Debt Fund," in the section entitled "Investment Objectives and Policies," the last sentence of the second paragraph is hereby deleted and replaced with the following:

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

There are no other changes in the investment policies of the Emerging Markets Debt Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-801 (7/12)